Income taxes (Details Narrative) - Rubicon Technologies L L C [Member] - Rubicon [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Current tax benefit	$ 400
Tax receivable	400	$ 400
Deferred tax liability	$ 900	1,000
Operating loss carryforward		$ 9,700